Summary of Stock-Based Compensation Expense Related to Common Stock and Common Stock Option Awards (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Summary Of Stock Based Compensation Expense Related To Common Stock and Common Stock Option Awards [Line Items]
Stock-based compensation expense	$ 223,566	$ 247,717	$ 1,106,454	$ 1,103,976
Cost of services
Summary Of Stock Based Compensation Expense Related To Common Stock and Common Stock Option Awards [Line Items]
Stock-based compensation expense	0	1,227	4,906	4,959
General and administrative
Summary Of Stock Based Compensation Expense Related To Common Stock and Common Stock Option Awards [Line Items]
Stock-based compensation expense	$ 223,566	$ 246,490	$ 1,101,548	$ 1,099,017